STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

June 13, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 88 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add three new series to the Fund, Lazard US Small Cap Equity Growth Portfolio (the “Small Cap Equity Growth Portfolio”), Lazard International Equity Concentrated Portfolio (the “International Equity Concentrated Portfolio”) and Lazard Global Strategic Equity Portfolio (the “Global Strategic Equity Portfolio,” and, together with the Small Cap Equity Growth Portfolio and the International Equity Concentrated Portfolio, the “New Portfolios”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on April 30, 2014.

The Small Cap Equity Growth Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small cap US companies that the Portfolio’s investment adviser, Lazard Asset Management LLC (the “Investment Manager”), believes have strong earnings growth potential. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Growth Index. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. The Investment Manager pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations and favorable trading-volume and price patterns. The Portfolio may invest up to 20% of its assets in securities of larger US or non-US companies.

The International Equity Concentrated Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies. The Portfolio has a concentrated portfolio of investments, typically investing in 20 to 30 securities of non-US companies, including those whose principal business activities are located in emerging market countries. The Investment Manager seeks to realize the Portfolio’s investment objective primarily through stock selection, investing in companies believed to have sustainably high or improving returns and trading at attractive valuations. In choosing stocks for the Portfolio, the Investment Manager generally looks for established companies in economically developed countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager may invest the Portfolio’s assets in securities of companies domiciled in emerging market countries in an amount up to the current emerging markets component of the Morgan Stanley Capital International (“MSCI”) All Country World Index ex-US plus 15%. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

The Global Strategic Equity Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager seeks to realize the Portfolio’s investment objective primarily through stock selection, investing in companies believed to have sustainably high or improving returns and trading at attractive valuations. The Portfolio may invest in securities of companies whose principal business activities are located in emerging market countries, and the allocation of the Portfolio’s assets to emerging markets may vary from time to time. The allocation of the Portfolio’s assets among geographic sectors may shift from time to time based on the Investment Manager’s judgment and its analysis of market conditions.

The features of the New Portfolios’ Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes

June 13, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary